Other Liabilities (Tables)	6 Months Ended
Jun. 30, 2015
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of other liabilities as of June 30, 2015 and December 31, 2014 is as follows:

	June 30, 2015	December 31, 2014
	(in millions)
Advances on buy-back agreements	$1,960	$1,962
Warranty and campaign programs	951	1,020
Marketing and sales incentive programs	1,282	1,413
Tax payables	750	680
Accrued expenses and Deferred income	554	731
Accrued employee benefits	684	669
Legal reserves and other provisions	402	410
Contract reserve	403	390
Restructuring reserve	45	95
Other	616	689
Total	$7,647	$8,059

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

A summary of recorded activity for the three and six months ended June 30, 2015 and 2014 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2015	2014	2015	2014
	(in millions)		(in millions)
Balance at beginning of period	$919	$1,096	$1,020	$1,111
Current year additions	189	215	343	393
Claims paid	(183)	(213)	(340)	(405)
Currency translation adjustment and other	26	25	(72)	24
Balance at June 30	$951	$1,123	$951	$1,123